Inventories (Tables)	12 Months Ended
Dec. 31, 2017
Inventories
Schedule of inventories
	December 31,
	2017	2016

Parts and maintenance materials	151.5	116.8
Catering and uniforms	11.6	9.2
Inventory provision	(12.7)	(18.9)

	150.4	107.1